OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

7. OTHER CURRENT ASSETS

The other current assets as of June 30, 2025 and December 31, 2024 consist of the following:

	June 30,	December 31,
	2025	2024
Staff advance	$61,241	55,512
Deposit	22,010	-
VAT recoverable	-	-
Loan to the third party	963,773	943,376
Others	2,780	2,749
Subtotal	1,049,804	1,001,637
Less: bad debt	(2,268)	-
Total of other current assets	$1,047,536	1,001,637

	June 30,	December 31,
	2025	2024
Balance as of the beginning of period/year	$-	126,875
Additions charged to bad debt expense	2,268	-
Effect of disposal subsidiaries	-	(126,875)
Balance as of the end of period/year	$2,268	-

On August 10,2025, the amount of $967,337 loan to the third party has been fully recovered.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS